Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	$ 128,757	$ 111,515
Consumer [Member] | Direct [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	5,459	3,897
Consumer [Member] | Indirect [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,124	2,821
Consumer [Member] | Other [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,783	980
Residential real estate [Member] | Construction [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	958	681
Residential real estate [Member] | Multifamily [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	18,650	17,001
Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	69,284	55,847
Residential real estate [Member] | Home Equity [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	31,499	30,288
Performing [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	128,264	110,561
Performing [Member] | Consumer [Member] | Direct [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	5,457	3,897
Performing [Member] | Consumer [Member] | Indirect [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,124	2,821
Performing [Member] | Consumer [Member] | Other [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	1,783	980
Performing [Member] | Residential real estate [Member] | Construction [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	958	681
Performing [Member] | Residential real estate [Member] | Multifamily [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	18,650	17,001
Performing [Member] | Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	68,793	55,275
Performing [Member] | Residential real estate [Member] | Home Equity [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	31,499	29,906
Nonperforming [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	493	954
Nonperforming [Member] | Consumer [Member] | Direct [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	2	0
Nonperforming [Member] | Consumer [Member] | Indirect [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Consumer [Member] | Other [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Residential real estate [Member] | Construction [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Residential real estate [Member] | Multifamily [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	0	0
Nonperforming [Member] | Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	491	572
Nonperforming [Member] | Residential real estate [Member] | Home Equity [Member]
Recorded investment in residential and consumer loans based on payment activity
Recorded investment in residential and consumer loans	$ 0	$ 382